Investments in Associates	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in Associates
21	INVESTMENTS IN ASSOCIATES

	2019	2018
	RMB million	RMB million
Share of net assets	1,977	1,696

The movements in investments in associates were as follows:
	2019	2018
	RMB million	RMB million
At January 1	1,696	1,654
Additions	95	—
Share of results of associates	265	170
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	7	(24)
Share of other equity changes of an associate	8	—
Dividend received during the year	(85)	(104)
Disposal of a subsidiary (Note 45)	(9)	—

At December 31	1,977	1,696

Particulars of the principal associates, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Registered capital		Attributable equity interest		Principal activities
		2019	2018	2019	2018
		Million	Million
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	PRC/Mainland China December 6, 1995	RMB2,000	RMB2,000	25%	25%	Provision of financia l services to group companies of CEA Holding
China Eastern Air Catering Investment Co., Ltd.	PRC/Mainland China November 17, 2003	RMB350	RMB350	45%	45%	Provision of air catering services
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”) (note)	PRC/Mainland China March 28, 2008	USD40	USD40	51%	51%	Provision of aircraft, engine and other related components maintenance services
New Shanghai International Tower Co., Ltd.	PRC/Mainland China November 17, 1992	RMB167	RMB167	20%	20%	Property development provision and management services
Eastern Aviation Import & Export Co., Ltd. (“Eastern Import & Export”)	PRC/Mainland China June 9, 1993	RMB80	RMB80	45%	45%	Provision of aviation equipment and spare parts purchase
Eastern Aviation Advertising Service Co., Ltd. (“Eastern Advertising”)	PRC/Mainland China March 4, 1986	RMB200	RMB200	45%	45%	Provision of aviation advertising agency services
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	PRC/Mainland China September 27, 2002	USD7	USD7	35%	35%	Provision of airline electronic product maintenance services
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China August 29, 1992	RMB143	RMB50	35%	100%	Tour operations, travel and air ticketing agency and transportation
Note:
In 2008, the Company entered into an agreement with United Technologies International Corporation (“Technologies International”) to establish Shanghai P&W, in which the Company holds a 51% interest. According to the shareholder’s agreement, Technologies International has the power to govern the financial and operating policies and in this respect the Company accounts for Shanghai P&W as an associate.

The following table illustrates the aggregate financial information of the Group’s associates that were not individually material:

	2019	2018
	RMB million	RMB million
Share of the associates’ profit for the year	265	170
Share of the associates’ other comprehensive income	7	(24)

Share of the associates’ total comprehensive income	272	146
Aggregate carrying amount of the Group’s interests in the associates	1,977	1,696